Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Detail of premises and equipment
Property, Plant and Equipment, Gross	$ 46,253	$ 45,675
Less accumulated depreciation	(10,400)	(10,238)
Premises and equipment, net	35,853	35,437
Land [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	15,115	15,111
Buildings [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	25,114	23,578
Leasehold Improvements [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	140	140
Furniture and equipment [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	5,765	5,636
Automobiles [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	119	92
Construction-in-progress [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross		$ 1,118